Retirement Plans (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Retirement Plans
Number of plans administered by others | item	1
Matching or profit sharing expense | $	$ 0	$ 0